TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Trade Payables And Accrued Liabilities
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	June 30, 2025	December 31, 2024
Trades payables	$99,871	$322,235
VAT, income and dividend taxes payable	8,346	29,625
Salaries payable	40,046	50,078
	$148,263	$401,938